WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 23.1%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.1%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	200,000	$164,490	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	2,650,000	2,028,723	(a)

Total Diversified Telecommunication Services				2,193,213

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,904,702
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	1,200,000	1,206,423

Total Entertainment				4,111,125

Interactive Media & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	3,990,000	2,905,062	(a)

Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,350,000	4,499,925	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	8,260,000	6,764,197
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	2,220,000	1,789,908	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	99,042
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	1,896,955
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	4,553,280
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	806,463
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	1,680,777
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	1,807,480	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	314,213	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	1,917,373
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	2,596,694
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	3,300,000	3,076,879	(a)

Total Media				31,803,186

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,615,134
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	4,572,796	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	650,000	467,412	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,150,000	796,605	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	1

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	18,090,000	$13,060,437	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	699,075
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,490,000	6,689,894
Sprint LLC, Senior Notes	7.875%	9/15/23	180,000	181,493
Sprint LLC, Senior Notes	7.625%	2/15/25	1,973,000	2,047,710
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,256,797
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	3,730,905
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,880,000	3,540,839
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	9,200,000	8,281,596
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	742,190
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	626,636	(a)

Total Wireless Telecommunication Services				48,309,519

TOTAL COMMUNICATION SERVICES				89,322,105

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 2.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	118,105
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,629,099
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	196,049
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,237,472
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,627,075
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	224,410
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	10,000,000	10,325,100
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,833,888
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	165,839
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	230,000	216,247
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	22,000,000	22,627,000
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	12,260,000	10,434,573
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	13,420,000	11,075,998

Total Automobiles				69,710,855

Broadline Retail - 0.6%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	15,283,629	(a)

Diversified Consumer Services - 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,421,090

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	428,246	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,756,728	(a)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	$301,135
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,145,803	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	6,591,536	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,110,000	910,428	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,127,032	(a)

Total Hotels, Restaurants & Leisure				16,260,908

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	1,435,994

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,745,645	(a)

TOTAL CONSUMER DISCRETIONARY				105,858,121

CONSUMER STAPLES - 1.3%
Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,316,877
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	483,995
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,281,683
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	377,753	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	302,842
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	1,737,516
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	1,883,704
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	2,766,720

Total Food Products				10,151,090

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	2,150,000	2,222,212	(a)

Tobacco - 0.8%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	4,888,973
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	7,106,848
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	776,842
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	7,158,528
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	1,721,294

Total Tobacco				21,652,485

TOTAL CONSUMER STAPLES				34,025,787

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Apache Corp., Senior Notes	5.100%	9/1/40	6,268,000	5,321,689
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	4,152,650	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	3,160,000	3,006,550

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	3

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	$5,814,443
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	10,215,859
Devon Energy Corp., Senior Notes	8.250%	8/1/23	320,000	321,380
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	170,111
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	733,812
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,250,000	1,112,809
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	16,592,018
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	813,150
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	8.892%	4/17/23	2,880,000	2,565,059	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	2,797,525	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	530,313	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,010,000	6,756,435	(b)(c)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	490,000	445,684
EQT Corp., Senior Notes	3.900%	10/1/27	2,520,000	2,371,106
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	170,901
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	447,174	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,378,040	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	349,091
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	2,000,000	1,895,099
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	11,911,093
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	5,262,500
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	5,735,428
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,567,987
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	194,573
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,000,000	650,811
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,648,908
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,877,811
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,303,437
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,421,393
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	7,580,000	6,704,130

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	330,000	$295,352	(a)
Targa Resources Partners LP/Targa
Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	846,752
Targa Resources Partners LP/Targa
Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,362,913
Targa Resources Partners LP/Targa
Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	488,687
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,398,226	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	25,640,000	21,764,514
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	1,725,230
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	228,390
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	169,450
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,930,000	2,871,108

TOTAL ENERGY				142,389,591

FINANCIALS - 0.7%
Banks - 0.4%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,620,000	3,193,989	(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	4,910,000	4,923,959	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	671,606	(a)(c)
Wells Fargo & Co., Senior Notes (5.013%to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,000,000	942,961	(c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	1,741,421

Total Banks				11,473,936

Capital Markets - 0.2%
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,170,000	1,135,251

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	5

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	2,270,000	$2,411,875
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,056,786	(a)(c)

Total Capital Markets				4,603,912

Financial Services - 0.1%
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,814,741	(a)

TOTAL FINANCIALS				18,892,589

HEALTH CARE - 3.2%
Health Care Providers & Services - 0.5%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,013,599	(a)
HCA Inc., Senior Notes	3.500%	9/1/30	7,660,000	6,827,831
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	178,645
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,985
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	330,000	296,472

Total Health Care Providers & Services				12,327,532

Pharmaceuticals - 2.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	401,174	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	380,293	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	2,066,012	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	107,488	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	808,650	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	288,158	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	29,000	28,685
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	4,004,319
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,960,000	32,579,041
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	30,410,000	28,423,543
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,690,000	4,252,923

Total Pharmaceuticals				73,340,286

TOTAL HEALTH CARE				85,667,818

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.0%††
Boeing Co., Senior Notes	5.705%	5/1/40	1,000,000	$1,012,639

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,070,000	933,349	(a)

Commercial Services & Supplies - 0.0%††
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000	317,460	(a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	185,407

Total Commercial Services & Supplies				502,867

Ground Transportation - 0.0%††
XPO Inc., Senior Notes	6.250%	5/1/25	456,000	453,924	(a)

Machinery - 0.1%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,070,000	1,828,814	(a)

Passenger Airlines - 1.9%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	18,220,000	18,692,289	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,436,000	5,348,145	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,205,921	(a)
Hawaiian Brand Intellectual Property Ltd./
HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	700,000	665,434	(a)
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	6,519,500	6,504,929	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	4,924,809	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	4,205,085	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	6,756,000	6,119,729	(a)

Total Passenger Airlines				51,666,341

Trading Companies & Distributors - 0.8%
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,350,000	1,333,452
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,080,000	947,700	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	12,502,338
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	96,347

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	7

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,620,000	$1,431,432
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,638,969

Total Trading Companies & Distributors				19,950,238

TOTAL INDUSTRIALS				76,348,172

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,150,000	1,111,136	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,980,000	1,652,310	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,464,800	(a)

Total Communications Equipment				4,228,246

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	1,000,000	1,018,788
Micron Technology Inc., Senior Notes	5.875%	2/9/33	1,370,000	1,385,989

Total Semiconductors & Semiconductor Equipment				2,404,777

Software - 0.0%††
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	320,000	274,848	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	400,000	330,394	(a)

Total Software				605,242

TOTAL INFORMATION TECHNOLOGY				7,238,265

MATERIALS - 2.2%
Chemicals - 0.9%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,147,290	(a)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,287,400	(a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,384,910	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	9,299,683	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	7,958,214	(a)

Total Chemicals				25,077,497

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	465,752	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	306,662
Ball Corp., Senior Notes	3.125%	9/15/31	4,730,000	3,918,639

Total Containers & Packaging				4,691,053

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000		$2,105,243
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000		1,919,828
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	7,950,000		7,445,300
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000		479,049
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000		242,987
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,254,000		1,356,386
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000		1,431,258

Total Metals & Mining					14,980,051

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000		11,941,718
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	5,160,000		4,226,129

Total Paper & Forest Products					16,167,847

TOTAL MATERIALS					60,916,448

REAL ESTATE - 0.1%
Diversified REITs - 0.1%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	1,225,000		1,136,001	(a)

Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	1,310,000		1,121,485	(a)

TOTAL REAL ESTATE					2,257,486

TOTAL CORPORATE BONDS & NOTES (Cost - $695,662,262)					622,916,382

SOVEREIGN BONDS - 20.0%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		206,173
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	16,237,114		4,744,150
Provincia de Buenos Aires, Senior Notes,
Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	8,834,786		3,130,297	(a)

Total Argentina					8,080,620

Brazil - 2.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	130,000,000	BRL	24,090,120
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	143,857,000	BRL	24,184,271

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	9

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		$2,821,589
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	21,630,000		16,053,829

Total Brazil					67,149,809

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		5,595,754
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		379,625

Total Colombia					5,975,379

Indonesia - 3.9%
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	37,120,357
Indonesia Treasury Bond	6.500%	2/15/31	875,398,000,000	IDR	58,060,176
Indonesia Treasury Bond	6.375%	4/15/32	57,165,000,000	IDR	3,735,693
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	7,024,538

Total Indonesia					105,940,764

Kenya - 0.5%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		3,948,083	(d)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		748,534	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		8,129,362	(a)

Total Kenya					12,825,979

Mexico - 12.1%
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	158,163,525
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,718,650,000	MXN	88,028,833
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,579,171,500	MXN	76,469,321
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		2,880,722

Total Mexico					325,542,401

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		3,802,298	(a)

Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	4,570,000		4,037,610	(a)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		$555,943

Russia - 0.2%
Russian Federal Bond - OFZ	7.750%	9/16/26	659,350,000	RUB	424,565	*(e)
Russian Federal Bond - OFZ	8.150%	2/3/27	613,510,000	RUB	395,048	*(e)
Russian Federal Bond - OFZ	7.050%	1/19/28	2,374,777,000	RUB	1,529,155	*(e)
Russian Federal Bond - OFZ	6.900%	5/23/29	786,393,000	RUB	506,370	*(e)
Russian Federal Bond - OFZ	7.650%	4/10/30	1,497,220,000	RUB	964,082	*(e)
Russian Federal Bond - OFZ	7.250%	5/10/34	93,150,000	RUB	59,981	*(e)

Total Russia					3,879,201

TOTAL SOVEREIGN BONDS (Cost - $659,429,007)					537,790,004

COLLATERALIZED MORTGAGE OBLIGATIONS (f) - 17.5%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	5.205%	6/25/47	3,143,935		2,489,625	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	5.559%	10/15/38	8,235,000		7,605,886	(a)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.596%	8/10/45	9,852,831		2,516,020	(a)(c)
Banc of America Funding Corp., 2015-R3 1A2	3.952%	3/27/36	28,869,824		23,008,935	(a)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	5.041%	5/26/37	8,632,505		7,316,753	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	4.734%	3/27/36	12,472,557		10,478,672	(a)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000		22,221,401
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	3.914%	11/26/36	3,180,987		3,139,576	(a)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	4.652%	1/26/36	20,282,099		18,379,312	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	7.584%	4/15/34	3,210,000		3,049,135	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	6,847,863		5,152,614	(a)(c)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. USD LIBOR + 0.730%)	5.414%	10/15/36	9,469,097		9,115,652	(a)(c)
BX Commercial Mortgage Trust, 2021- ACNT A (1 mo. USD LIBOR + 0.850%)	5.535%	11/15/38	7,780,000		7,490,057	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	8.574%	10/15/38	9,267,151		8,458,814	(a)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	11

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	5.320%	10/15/26	24,640,000	$23,614,616	(a)(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	13,169,535
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	672,593	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	509,182	(a)
CSMC Trust, 2014-11R 15A2	3.931%	1/27/36	3,383,969	3,051,850	(a)(c)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	296,869	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	10.034%	7/15/32	7,606,000	6,806,625	(a)(c)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.500%)	8.184%	12/15/35	6,870,000	6,810,384	(a)(c)
Deutsche Mortgage Securities Inc., 2006- PR1 5AS2, IO	4.212%	4/15/36	2,454,195	445,755	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. USD LIBOR + 1.519%)	6.204%	11/15/38	15,900,000	14,963,339	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.610%	1/25/34	11,170,000	10,290,220	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	16.595%	5/25/43	17,186,154	19,063,741	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	9.445%	12/25/42	2,610,000	2,661,836	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	9.695%	10/25/29	16,410,000	17,539,056	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	9.195%	4/25/31	2,414,000	2,504,045	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.660%	10/25/41	8,870,000	8,383,207	(a)(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.191%	5/16/55	2,201,963	16,742	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	5.455%	2/1/51	15,882,574	13,931,582	(a)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. USD LIBOR + 4.450%)	9.134%	11/15/32	10,000,000	$9,376,109	(a)(c)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	2,511,249	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.385%	11/25/36	18,871,040	13,952,732	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.436%	11/15/47	3,940,000	3,061,578	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	3,474,854	3,321,534
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	15,868	14,150	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	39,120,000	30,764,034	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	38,360,000	28,619,847	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	8.074%	6/15/38	7,960,000	6,809,276	(a)(c)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.414%)	7.241%	8/15/38	21,226,588	19,785,186	(a)(c)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	693,289	177,619	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	302,977	77,622	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	25,465	24,970	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	5,586,705	(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,303,493	(a)
NYO Commercial Mortgage Trust, 2021- 1290 C (1 mo. USD LIBOR + 1.995%)	6.680%	11/15/38	9,150,000	7,888,985	(a)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	7.602%	5/27/23	10,521,672	10,299,612	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 3.700%)	8.552%	11/27/31	3,543,697	3,430,254	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	7.752%	2/27/24	7,031,042	6,826,226	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	828,888	728,240	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	6.104%	12/26/37	17,792,807	12,834,432	(a)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	13

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (f) - (continued)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	5.395%	5/25/37	4,505,162	$3,311,460	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	7.084%	5/15/38	7,960,000	6,583,648	(a)(c)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	15,108,500	9,842,795	(a)(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	2.255%	7/25/36	18,812,325	1,150,227	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	954,416
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	1,270,000	1,212,368
WFRBS Commercial Mortgage Trust, 2014- C24 C	4.290%	11/15/47	1,630,000	1,294,445	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $527,588,588)				472,896,923

MORTGAGE-BACKED SECURITIES - 17.1%
FHLMC - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	15,289,457	13,356,403	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51-11/1/52	3,951,218	3,885,794	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	603,268	542,774	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	2,759,799	2,567,167	(g)

Total FHLMC				20,352,138

FNMA - 7.8%
Federal National Mortgage Association (FNMA)	2.000%	2/1/51-12/1/51	2,198,092	1,824,124	(g)
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	1,404,932	1,263,689	(g)
Federal National Mortgage Association (FNMA)	2.000%	4/1/52	87,900,000	72,676,461	(h)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52	90,800,000	78,268,891	(h)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52	24,100,000	21,625,838	(h)
Federal National Mortgage Association (FNMA)	3.500%	4/1/52	16,200,000	15,053,976	(h)
Federal National Mortgage Association (FNMA)	4.000%	4/1/52	14,800,000	14,156,025	(h)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	4/1/52	3,100,000	$3,037,609	(h)
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	2,286,838	2,244,707	(g)

Total FNMA				210,151,320

GNMA - 8.6%
Government National Mortgage Association (GNMA) II	2.500%	9/20/51	5,137,931	4,527,414	(g)
Government National Mortgage Association (GNMA) II	2.000%	4/1/52	45,000,000	38,232,942	(h)
Government National Mortgage Association (GNMA) II	2.500%	4/1/52	119,900,000	105,526,051	(h)
Government National Mortgage Association (GNMA) II	3.000%	4/1/52	40,000,000	36,437,258	(h)
Government National Mortgage Association (GNMA) II	4.500%	4/1/52	6,300,000	6,205,690	(h)
Government National Mortgage Association (GNMA) II	5.000%	4/1/52	20,000,000	20,026,563	(h)
Government National Mortgage Association (GNMA) II	5.500%	4/1/52	19,800,000	20,025,457	(h)

Total GNMA				230,981,375

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $455,476,452)				461,484,833

SENIOR LOANS - 11.4%
COMMUNICATION SERVICES - 1.1%
Entertainment - 0.3%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.570%	4/29/26	7,222,823	7,192,920	(c)(i)(j)

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	7.595%	2/15/28	7,494,917	4,075,024	(c)(i)(j)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. Term SOFR + 1.750%)	6.557%	4/30/25	1,745,579	1,746,670	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.557%	2/1/27	1,562,757	1,550,794	(c)(i)(j)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	7.840%	5/1/26	2,413,329	2,146,535	(c)(i)(j)
Nexstar Media Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	7.340%	9/18/26	1,959,655	1,957,696	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	15

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. USD LIBOR + 3.500%)	8.659%	12/17/26	1,555,746	$1,383,058	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.184%	1/31/28	7,846,685	7,736,832	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	7.934%	1/31/29	1,910,000	1,894,013	(c)(i)(j)

Total Media				18,415,598

TOTAL COMMUNICATION SERVICES				29,683,542

CONSUMER DISCRETIONARY - 1.9%
Automobile Components - 0.6%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	4/30/26	16,362,550	16,307,981	(c)(i)(j)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	7.517%	9/23/26	3,688,325	3,681,612	(c)(i)(j)

Hotels, Restaurants & Leisure - 0.9%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.341%	8/17/28	4,618,739	4,612,965	(c)(i)(j)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.157%	2/6/30	770,000	767,432	(c)(i)(j)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.437%	3/29/27	1,313,893	1,313,072	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	7.340%	5/29/26	4,794,030	4,795,037	(c)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	7.960%	4/13/29	8,885,867	8,832,153	(c)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.100%	2/8/27	3,915,115	3,889,960	(c)(i)(j)

Total Hotels, Restaurants & Leisure				24,210,619

Specialty Retail - 0.3%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.590%	3/6/28	3,288,247	3,251,271	(c)(i)(j)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	7.590%	10/19/27	4,968,643	4,826,837	(c)(i)(j)

Total Specialty Retail				8,078,108

TOTAL CONSUMER DISCRETIONARY				52,278,320

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.659%	3/31/28	4,078,239	$3,676,798	(c)(i)(j)

Household Products - 0.1%
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.116%	12/22/27	2,382,267	2,368,867	(c)(i)(j)

TOTAL CONSUMER STAPLES				6,045,665

FINANCIALS - 1.9%
Capital Markets - 0.5%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	8.188%	11/1/28	3,527,696	3,523,287	(c)(i)(j)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	7.659%	2/1/27	2,110,480	2,053,771	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.057%	6/30/28	7,641,612	7,583,230	(c)(i)(j)

Total Capital Markets				13,160,288

Consumer Finance - 0.1%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	6.590%	11/16/26	2,982,421	2,966,450	(c)(i)(j)

Financial Services - 0.9%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.422%	2/2/28	8,140,012	8,079,817	(c)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	8.557%	4/9/27	6,119,794	5,941,311	(c)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.159%	11/5/28	5,000,000	5,005,625	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.859%	1/13/29	5,445,000	5,267,193	(c)(i)(j)

Total Financial Services				24,293,946

Insurance - 0.4%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.657%	2/19/28	1,236,900	1,233,424	(c)(i)(j)
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	7.090%	2/19/28	127,127	125,812	(c)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	8.090%	12/23/26	5,990,972	5,573,761	(c)(i)(j)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	8.090%	7/31/27	3,036,853	$2,793,905	(c)(i)(j)
Asurion LLC, Term Loan B11 (1 mo. Term SOFR + 4.250%)	9.057%	8/21/28	627,060	583,165	(c)(i)(j)

Total Insurance				10,310,067

TOTAL FINANCIALS				50,730,751

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	10/23/28	3,819,676	3,729,264	(c)(i)(j)

Health Care Providers & Services - 1.2%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.590%	2/18/27	2,582,615	2,119,901	(c)(i)(j)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.250%)	9.236%	10/2/25	4,764,818	3,375,087	(c)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	6.840%	11/15/27	5,187,618	5,091,439	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	8.090%	3/5/26	6,926,982	6,762,466	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	8.340%	3/5/26	2,006,165	1,962,421	(c)(i)(j)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	7.575%	12/11/26	11,800,000	11,409,125	(c)(i)(j)

Total Health Care Providers & Services				30,720,439

Health Care Technology - 0.4%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	1,373,002	1,288,905	(k)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.259%	2/15/29	11,176,456	10,491,898	(c)(i)(j)

Total Health Care Technology				11,780,803

Life Sciences Tools & Services - 0.3%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.410%	7/3/28	6,309,858	6,302,413	(c)(i)(j)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	7.000%	7/3/28	1,671,575	1,669,602	(c)(i)(j)

Total Life Sciences Tools & Services				7,972,015

See Notes to Schedule of Investments.

18	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	8.998%	10/1/27	6,912,771	$6,618,979	(c)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.340%	5/5/28	4,290,455	4,279,278	(c)(i)(j)

Total Pharmaceuticals				10,898,257

TOTAL HEALTH CARE				65,100,778

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	7.011%	12/1/27	1,396,827	1,400,026	(c)(i)(j)

Building Products - 0.7%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.373%	2/26/29	16,353,716	14,765,116	(c)(i)(j)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	7.840%	3/19/29	4,104,934	4,063,166	(c)(i)(j)

Total Building Products				18,828,282

Commercial Services & Supplies - 1.1%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.922%	7/30/29	3,320,253	3,277,920	(c)(i)(j)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.657%	5/12/28	9,724,399	9,249,508	(c)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.340%	10/1/26	3,934,392	3,936,851	(c)(i)(j)
Garda World Security Corp., Term Loan B2 (1 mo. Term SOFR + 4.350%)	9.109%	10/30/26	2,964,367	2,940,296	(c)(i)(j)
GFL Environmental Inc., 2023 Refinancing Term Loan (1 mo. Term SOFR + 3.100%)	7.907%	5/31/27	5,828,886	5,840,864	(c)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	8.840%	8/27/25	4,174,366	4,175,681	(c)(i)(j)

Total Commercial Services & Supplies				29,421,120

Construction & Engineering - 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.407%	6/7/28	3,023,051	3,001,013	(c)(i)(j)

Ground Transportation - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	6.998%	12/30/26	5,261,578	5,235,270	(c)(i)(j)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	1,814,500	$1,883,460	(c)(i)(j)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	5,809,505	5,781,184	(c)(i)(j)

Total Passenger Airlines				7,664,644

Trading Companies & Distributors - 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	6.909%	10/6/23	275,000	275,230	(c)(i)(j)

TOTAL INDUSTRIALS				65,825,585

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	4/6/26	3,675,729	3,545,351	(c)(i)(j)

Electronic Equipment, Instruments & Components - 0.3%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.672%	7/2/29	6,850,938	6,799,556	(c)(i)(j)

Software - 0.9%
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	6,643,478	6,519,976	(c)(i)(j)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.580%	7/27/28	11,144,628	9,230,148	(c)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	8.590%	2/1/28	8,030,253	7,946,618	(c)(i)(j)

Total Software				23,696,742

TOTAL INFORMATION TECHNOLOGY				34,041,649

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	6.590%	9/7/27	2,140,028	2,132,003	(c)(i)(j)

TOTAL SENIOR LOANS (Cost - $317,474,782)				305,838,293

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.2%
U.S. Treasury Notes, Inflation Indexed (Cost - $112,694,567)	1.125%	1/15/33	113,490,420	113,298,078

ASSET-BACKED SECURITIES - 3.2%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. USD LIBOR + 0.270%)	5.115%	9/25/36	16,246,000	14,771,898	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	5.445%	7/25/36	28,710,748	24,353,516	(a)(c)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	6.345%	10/25/37	8,350,000	$8,007,473	(a)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.300%)	5.145%	8/25/36	15,008,800	6,317,513	(c)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 1.350%)	6.195%	1/25/35	3,174,168	3,155,024	(a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	5.790%	12/25/35	2,980,000	2,746,939	(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	5.085%	5/25/37	12,625,000	11,228,600	(c)
KREF Ltd., 2021-FL2 D (1 mo. USD LIBOR + 2.200%)	6.909%	2/15/39	3,130,000	2,899,351	(a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	5.745%	8/25/34	5,715,376	5,328,050	(c)
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	5.195%	8/25/36	6,524,078	6,287,978	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $92,581,040)				85,096,342

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
U.S. Treasury Bonds	4.000%	11/15/42	22,590,000	23,211,225
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	4,369,498	(l)(m)
U.S. Treasury Bonds	3.000%	8/15/52	2,310,000	2,029,912

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $29,667,105)				29,610,635

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	1,788	4,470,000	916,350
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	4,189	10,472,500	2,513,400
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	4/7/23	353	353,000	162,711
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	4/21/23	351	351,000	249,539
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	4/21/23	234	234,000	106,031
U.S. Treasury 5-Year Notes Futures, Call @ $111.000	4/21/23	468	468,000	135,281

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	21

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Call @ $112.500	4/21/23	232	232,000	$27,188
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $114.750	4/7/23	665	665,000	446,797
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $114.250	4/7/23	352	352,000	104,500
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $114.500	4/7/23	273	273,000	102,375
U.S. Treasury 10-Year Notes Futures, Call @ $114.750	4/21/23	78	78,000	79,219
U.S. Treasury 10-Year Notes Futures, Call @ $116.750	4/21/23	156	156,000	58,500
U.S. Treasury 10-Year Notes Futures, Call @ $119.000	4/21/23	155	155,000	19,375
U.S. Treasury 10-Year Notes Futures, Put @ $114.500	4/21/23	78	78,000	56,063
U.S. Treasury Long-Term Bonds Futures, Call @ $130.000	4/7/23	117	117,000	193,781
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500	4/7/23	117	117,000	157,219
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500	4/21/23	39	39,000	79,219
U.S. Treasury Long-Term Bonds Futures, Call @ $134.000	4/21/23	117	117,000	84,094
U.S. Treasury Long-Term Bonds Futures, Call @ $137.000	4/21/23	77	77,000	21,656

TOTAL PURCHASED OPTIONS (Cost - $8,061,794)				5,513,298

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,898,635,597)				2,634,444,788

	RATE		SHARES
SHORT-TERM INVESTMENTS - 10.3%
BNY Mellon Cash Reserve Fund (Cost - $278,179,776)	2.200%		278,179,776	278,179,776	(n)

TOTAL INVESTMENTS - 108.1% (Cost - $3,176,815,373)				2,912,624,564

Liabilities in Excess of Other Assets - (8.1)%				(217,429,029)

TOTAL NET ASSETS - 100.0%				$2,695,195,535

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of March 31, 2023.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Fund held TBA securities with a total cost of $425,461,544.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

All or a portion of this loan is unfunded as of March 31, 2023. The interest rate for fully unfunded term loans is to be determined. At March 31, 2023, the total principal amount and market value of unfunded commitments totaled $1,373,002 and $1,288,905, respectively.

(l)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(n)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	23

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Australian Dollar Futures, Put	4/6/23	$69.000		111	111,000		$(222,000)
Euro-Bund Futures, Call	4/21/23	136.500	EUR	108	10,800,000	EUR	(134,695)
Euro-Bund Futures, Call	4/21/23	137.000	EUR	161	16,100,000	EUR	(167,620)
Euro-Bund Futures, Put	4/21/23	134.000	EUR	378	37,800,000	EUR	(286,959)
Euro-Bund Futures, Put	4/21/23	138.000	EUR	107	10,700,000	EUR	(327,237)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		3,576	8,940,000		(782,250)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		8,378	20,945,000		(2,199,225)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	107.000		735	735,000		(1,866,211)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	107.500		816	816,000		(1,695,750)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	109.000		725	725,000		(696,680)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	109.750		466	466,000		(287,610)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	110.000		4,276	4,276,000		(2,271,625)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	106.500		1,655	1,655,000		(38,790)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.000		1,008	1,008,000		(39,376)

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	$107.750	1,248	1,248,000	$(136,500)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	108.000	310	310,000	(46,016)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	108.500	5,059	5,059,000	(1,343,797)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	109.000	2,333	2,333,000	(1,057,141)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	109.250	770	770,000	(439,141)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	110.000	927	927,000	(948,727)
U.S. Treasury 6 to 7-Year Notes Futures, Call	4/7/23	115.000	741	741,000	(405,234)
U.S. Treasury 6 to 7-Year Notes Futures, Call	4/7/23	115.750	311	311,000	(87,469)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/7/23	113.500	348	348,000	(38,063)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/7/23	114.000	619	619,000	(135,406)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	114.000	1,339	1,339,000	(1,924,812)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	115.000	854	854,000	(773,937)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	115.500	1,576	1,576,000	(1,108,125)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	116.000	1,397	1,397,000	(763,984)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	117.000	232	232,000	(76,125)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	115.000	320	320,000	(460,000)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	111.500	12	12,000	(938)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	112.500	806	806,000	(125,937)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	113.000	1,085	1,085,000	(271,250)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	114.000	4,418	4,418,000	(2,278,031)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	25

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	$115.000	314	314,000	$(309,094)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	117.000	464	464,000	(1,116,500)
U.S. Treasury Long-Term Bonds Futures, Call	4/7/23	131.000	78	78,000	(82,875)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	132.000	39	39,000	(51,797)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	132.500	39	39,000	(44,484)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	133.000	116	116,000	(114,188)
U.S. Treasury Long-Term Bonds Futures, Put	4/7/23	130.000	82	82,000	(41,000)
U.S. Treasury Long-Term Bonds Futures, Put	4/21/23	129.000	156	156,000	(124,313)
U.S. Treasury Long-Term Bonds Futures, Put	4/21/23	130.000	470	470,000	(543,437)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $29,017,504)					$(25,864,349)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro
SOFR	— Secured Overnight Financing Rate

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (depreciation)
Contracts to Buy:
30-Day Federal Funds	1,865	5/23	$739,729,488	$739,725,944	$(3,544)
3-Month SOFR	755	12/23	179,798,418	180,058,063	259,645
3-Month SOFR	10	9/23	2,411,521	2,378,125	(33,396)
3-Month SOFR	1,052	3/26	253,494,001	255,280,950	1,786,949
Australian 10-Year Bonds	1,371	6/23	108,997,169	112,618,648	3,621,479
Australian Dollar	3,858	6/23	260,130,945	258,524,580	(1,606,365)
British Pound	991	6/23	74,530,882	76,523,781	1,992,899
Euro	638	6/23	84,759,576	86,955,413	2,195,837

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (depreciation)
Contracts to Buy (continued)
Euro-Bobl	752	6/23	$93,959,564	$96,136,327	$2,176,763
Euro-OAT	576	6/23	78,559,500	81,351,035	2,791,535
Japanese Yen	2,936	6/23	272,256,515	279,745,750	7,489,235
Mexican Peso	2,346	6/23	63,484,071	64,127,910	643,839
U.S. Treasury 5-Year Notes	10,875	6/23	1,192,230,696	1,190,897,434	(1,333,262)
U.S. Treasury Long- Term Bonds	2,796	6/23	365,327,499	366,712,875	1,385,376
U.S. Treasury Ultra Long-Term Bonds	7,745	6/23	1,055,165,346	1,093,013,125	37,847,779
United Kingdom Long Gilt Bonds	751	6/23	93,063,939	95,746,913	2,682,974

					61,897,743

Contracts to Sell:
3-Month SOFR	10,687	3/24	2,556,209,032	2,556,864,750	(655,718)
3-Month SOFR	4,144	3/25	996,444,548	1,003,625,000	(7,180,452)
Canadian Dollar	156	6/23	11,329,865	11,542,440	(212,575)
Euro-Bund	407	6/23	59,848,930	59,958,621	(109,691)
Euro-Buxl	261	6/23	37,670,549	39,871,057	(2,200,508)
Japanese 10-Year Bonds	165	6/23	180,766,168	184,069,290	(3,303,122)
U.S. Treasury 2-Year Notes	10,238	6/23	2,101,227,626	2,113,667,104	(12,439,478)
U.S. Treasury 10-Year Notes	11,331	6/23	1,287,622,739	1,302,179,822	(14,557,083)
U.S. Treasury Ultra 10-Year Notes	1,985	6/23	232,325,974	240,464,151	(8,138,177)

					(48,796,804)

Net unrealized appreciation on open futures contracts					$13,100,939

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	27

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,504,501	USD	4,875,766	BNP Paribas SA	4/18/23	$14,263
EUR	5,800,000	USD	6,333,890	BNP Paribas SA	4/18/23	(37,483)
EUR	5,900,000	USD	6,416,663	BNP Paribas SA	4/18/23	(11,698)
EUR	19,450,000	USD	21,091,035	BNP Paribas SA	4/18/23	23,639
USD	1,076,155	EUR	1,000,000	BNP Paribas SA	4/18/23	(9,432)
USD	3,051,085	EUR	2,850,000	BNP Paribas SA	4/18/23	(42,839)
USD	4,611,083	EUR	4,330,000	BNP Paribas SA	4/18/23	(89,511)
JPY	311,779,204	USD	2,302,434	Goldman Sachs Group Inc.	4/18/23	52,477
JPY	1,669,700,000	USD	12,352,319	Goldman Sachs Group Inc.	4/18/23	259,151
JPY	1,670,940,000	USD	12,352,537	Goldman Sachs Group Inc.	4/18/23	268,299
JPY	1,672,540,000	USD	12,351,764	Goldman Sachs Group Inc.	4/18/23	281,157
JPY	1,673,690,000	USD	12,351,500	Goldman Sachs Group Inc.	4/18/23	290,107
MXN	827,370,461	USD	41,799,053	Goldman Sachs Group Inc.	4/18/23	3,953,290
USD	2,976,764	EUR	2,800,000	Goldman Sachs Group Inc.	4/18/23	(62,881)
USD	427,390	JPY	56,100,000	Goldman Sachs Group Inc.	4/18/23	3,659
USD	1,272,289	JPY	168,000,000	Goldman Sachs Group Inc.	4/18/23	3,362
USD	25,977,902	JPY	3,444,718,015	Goldman Sachs Group Inc.	4/18/23	(40,520)
USD	69,263,074	JPY	9,058,571,159	Goldman Sachs Group Inc.	4/18/23	842,461
USD	6,450,572	MXN	120,000,000	Goldman Sachs Group Inc.	4/18/23	(185,247)
USD	30,718,296	MXN	585,051,050	Goldman Sachs Group Inc.	4/18/23	(1,634,148)
ZAR	284,980,000	USD	16,637,767	Goldman Sachs Group Inc.	4/18/23	(657,600)
CAD	368,935,178	USD	276,242,131	JPMorgan Chase & Co.	4/18/23	(3,190,179)
CNH	621,042,444	USD	91,683,020	JPMorgan Chase & Co.	4/18/23	(1,195,707)
INR	1,625,339,626	USD	19,514,223	JPMorgan Chase & Co.	4/18/23	239,905
USD	32,781,911	CAD	44,156,415	JPMorgan Chase & Co.	4/18/23	101,386
USD	32,990,601	CAD	44,240,000	JPMorgan Chase & Co.	4/18/23	248,214
USD	98,584,706	CNH	674,797,523	JPMorgan Chase & Co.	4/18/23	265,154
USD	84,021,281	CNY	576,343,979	JPMorgan Chase & Co.	4/18/23	23,956
USD	24,059,945	IDR	375,966,717,624	JPMorgan Chase & Co.	4/18/23	(1,001,070)
AUD	73,895,636	USD	51,524,693	Morgan Stanley & Co. Inc.	4/18/23	(2,097,343)
NOK	644,050,549	EUR	60,635,926	Morgan Stanley & Co. Inc.	4/18/23	(4,258,913)
USD	75,953,536	GBP	62,183,091	Morgan Stanley & Co. Inc.	4/18/23	(784,224)

Net unrealized depreciation on open forward foreign currency contracts						$(8,428,315)

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
452,327,000		8/15/28	1.130% annually	Daily SOFR Compound annually	$48,938,612	$2,267,946	$46,670,666
719,995,000		2/15/29	2.850% annually	Daily SOFR Compound annually	17,642,187	15,914,583	1,727,604
141,813,000		4/30/29	3.270% annually	Daily SOFR Compound annually	224,707	(1,608,482)	1,833,189
193,808,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(6,087,970)	192,434	(6,280,404)
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(3,987,241)	402,328	(4,389,569)
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(4,241,627)	513,450	(4,755,077)
138,082,000		9/30/29	3.250% annually	Daily SOFR Compound annually	177,500	60,904	116,596

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	29

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	80,113,000	3/18/32	2.000% annually	Daily SOFR Compound annually	$7,465,999	$649,374	$6,816,625
	213,837,000	2/15/47	1.520% annually	Daily SOFR Compound annually	55,855,009	(5,342,490)	61,197,499
	13,280,000	2/15/47	1.729% annually	Daily SOFR Compound annually	3,006,030	-	3,006,030
	56,426,000	8/15/47	1.650% annually	Daily SOFR Compound annually	13,608,699	5,672,650	7,936,049
	70,733,000	2/15/48	2.600% annually	Daily SOFR Compound annually	5,629,834	4,862,040	767,794
	28,722,000	2/15/48	2.620% annually	Daily SOFR Compound annually	2,187,399	32,741	2,154,658
	53,810,000	2/15/48	3.050% annually	Daily SOFR Compound annually	123,863	1,658,769	(1,534,906)
	67,210,000	4/21/52	2.500% annually	Daily SOFR Compound annually	6,175,749	114,960	6,060,789

Total					$146,718,750	$25,391,207	$121,327,543

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.875%, due 11/15/27	$9,404,000	6/20/26	1.287%	1.000% quarterly	$(80,370)	$(304,781)	$224,411
Apache Corp., 4.875%, due 11/15/27	26,989,000	12/20/26	1.470%	1.000% quarterly	(429,527)	(604,031)	174,504

Total	$36,393,000				$(509,897)	$(908,812)	$398,915

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$1,218,711,000	6/20/28	1.000% quarterly	$13,938,565	$9,075,346	$4,863,219

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$132,949,800	6/20/28	5.000% quarterly	$(1,996,431)	$402,346	$(2,398,777)

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
U.S. Treasury JPMorgan Chase & Co.	$55,560,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(4,602,053)	—	$(4,602,053)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	31

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

32	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At a meeting held in September 2022, the Fund’s Board of Trustees approved changing the Fund’s fiscal year end from February 28th to December 31st. This change resulted in a short-period annual report for the ten-month period from February 28th to December 31st.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing

33

Notes to Schedule of Investments (unaudited) (continued)

service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

34

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$622,916,382	—	$622,916,382
Sovereign Bonds	—	537,790,004	—	537,790,004
Collateralized Mortgage Obligations	—	472,896,923	—	472,896,923
Mortgage-Backed Securities	—	461,484,833	—	461,484,833
Senior Loans	—	305,838,293	—	305,838,293
U.S. Treasury Inflation Protected Securities	—	113,298,078	—	113,298,078
Asset-Backed Securities	—	85,096,342	—	85,096,342
U.S. Government & Agency Obligations	—	29,610,635	—	29,610,635
Purchased Options	$5,513,298	—	—	5,513,298

Total Long-Term Investments	5,513,298	2,628,931,490	—	2,634,444,788

Short-Term Investments†	—	278,179,776	—	278,179,776

Total Investments	$5,513,298	$2,907,111,266	—	$2,912,624,564

35

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$64,874,310	—	—	$64,874,310
Forward Foreign Currency Contracts††	—	$6,870,480	—	6,870,480
Centrally Cleared Interest Rate Swaps††	—	138,287,499	—	138,287,499
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	398,915	—	398,915
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	4,863,219	—	4,863,219

Total Other Financial Instruments	$64,874,310	$150,420,113	—	$215,294,423

Total	$70,387,608	$3,057,531,379	—	$3,127,918,987

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Written Options	$25,864,349	—	—	$25,864,349
Futures Contracts††	51,773,371	—	—	51,773,371
Forward Foreign Currency Contracts††	—	$15,298,795	—	15,298,795
Centrally Cleared Interest Rate Swaps††	—	16,959,956	—	16,959,956
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	2,398,777	—	2,398,777
OTC Total Return Swaps‡	—	4,602,053	—	4,602,053

Total	$77,637,720	$39,259,581	—	$116,897,301

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

36